Note 26 - Derivative financial instruments - Foreign Exchange Derivative Contracts and Hedge Accounting (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	$ (816)	$ (1,349)
Hedge accounting reserve		8,100
Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge accounting reserve	(620)	8,133	$ 13,122
Purchase foreign exchange contract [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(8)	(1,554)
Hedge accounting reserve	188	7,928
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency MXN, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	770
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency MXN [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(282)	(2,125)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency EUR, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,551)	5,557
Hedge accounting reserve	(2,091)	624
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency EUR [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,089	(2,966)
Hedge accounting reserve	383	7,142
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency BRL [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,579	(1,009)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency KWD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	569	(50)
Hedge accounting reserve		(388)
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CAD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	1,465	(836)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency GPB [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	134	(51)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency USD, sell currency CNY [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	73	(335)
Hedge accounting reserve		501
Purchase foreign exchange contract [Member] | Foreign Exchange Contract Purchase Currency Usd Sell Currency Ngn [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(212)
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign Exchange Contract Purchase Currency Usd Sell Currency Cop [Member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	202
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency RON, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(31)	261
Hedge accounting reserve
Purchase foreign exchange contract [Member] | Foreign exchange contract, purchase currency BRL, sell currency USD [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	(2,818)	49
Hedge accounting reserve	1,776	49
Purchase foreign exchange contract [Member] | Foreign exchange contract, Other [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Fair value of derivatives	5	(49)
Hedge accounting reserve	$ 120